Geographic Information and Significant Customers	11 Months Ended
Dec. 31, 2020
Geographic Information and Significant Customers
Geographic Information and Significant Customers

Note S – Geographic Information and Significant Customers

The Company has customers located in the United States, Luxembourg, Germany, Japan, Korea, Poland, and Taiwan. Revenues based on the geographic location of the Company’s customers are as follows:

	Successor	Predecessor
	Period from	Period from
	February 10, 2020	January 1, 2020	Year ended
	to December 31,	to June 21,	December 31,
	2020	2020	2019
U.S.	$38,774	$15,856	$18,795
Luxembourg	1,535	795	218
Germany	46	—	—
Japan	62	—	—
Korea	147	—	—
Poland	169	—	—
Taiwan	52	—	—
Total net revenues	$40,785	$16,651	$19,013

Substantially all of the Company’s property, plant and equipment were in the U.S. as of December 31, 2020 (Successor) and 2019 (Predecessor), respectively.

Net revenues by customer grouping are as follows:

	Successor	Predecessor
	Period from	Period from
	February 10, 2020	January 1, 2020	Year ended
	to December 31,	to June 21,	December 31,
	2020	2020	2019
Civil Space	$23,571	$15,844	$17,751
National security	7,034	684	1,043
Commercial and other	10,180	123	219
Total net revenues	$40,785	$16,651	$19,013

The majority of the Company’s net revenues are derived from government contracts. Customers comprising 10% or more of net revenues are as follows:

	Successor	Predecessor
	Period from	Period from
	February 10, 2020	January 1, 2020	Year ended
	to December 31,	to June 21,	December 31,
	2020	2020	2019
NASA	$21,352	$15,020	$17,393
	$21,352	$15,020	$17,393